Tax credit and other receivables/Other payables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary Of Tax Credit And Other Receivables Payables
A.	Tax credit and other receivables/Other payables

(Euros)	June 30, 2022	December 31, 2021
VAT receivable	12,575,746	13,834,234
Social Security receivable	3,119
Grant receivables	3,568,255	3,633,441
Tax credit receivable	2,414,753	2,588,807

Total tax credit and other receivables	18,561,873	20,056,482

(Euros)	June 30, 2022	December 31, 2021
VAT payable	3,677,407	3,076,947
Social Security payable	1,107,711	774,170
Personal Income Tax payable	4,046,240	1,153,720
Deferred tax liability	26,413	30,477

Total other payables	8,857,771	5,035,314

A.	Tax credit and other receivables/Other payables

(In Euros)	31 Dec 2021	31 Dec 2020
VAT receivable	13,834,234	2,123,016
Government grants receivable	3,633,441	—
Tax credit receivable	2,588,807	923,441

Total	20,056,482	3,046,457

(In Euros)	31 Dec 2021	31 Dec 2020
VAT payable	3,076,947	624,668
Social Security payable	774,170	375,204
Personal Income Tax payable	1,153,720	282,212
Deferred tax liabilities	30,477	40,636

Total	5,035,314	1,322,720

Summary Of Income Tax Credit RecognizedIn Profit Loss
B.	Amounts recognized in profit or loss

(Euros)	June 30, 2022	June 30, 2021
Loss before Tax	(9,280,852)	(39,121,448)

Tax income (at 25%)	2,320,213	9,780,362
Unrecognized deferred tax assets on tax losses	(2,320,213)	(9,780,362)
Deductions and credits generated	(548,652)	(719,174)
Other adjustments	(40,473)	3,404

Income tax expense/(income)	(589,125)	(715,770)

B.	Amounts recognized in profit or loss

(In Euros)	2021	2020	2019
Loss before Tax	(225,584,445)	(12,311,938)	(6,136,106)

Tax income (at 25%)	56,396,111	3,077,985	1,534,027
Unrecognized deferred tax assets on tax losses	(56,396,111)	(3,077,985)	(1,534,027)
Deductions and credits generated	(1,665,366)	(923,441)	—
Amortization of intangible assets identified	(10,159)	—	—
Other adjustments	(131,456)	13,487	—

Income tax credit	(1,806,981)	(909,954)	—

Summary Of Information About Offset Of Tax losses
At June 30, 2022 and December 31, 2021 details of the tax losses to be offset are as follows:

(Euros)	June 30, 2022	December 31, 2021
2015	46,561	46,561
2016	438,883	438,883
2017	55,736	55,736
2018	1,579,014	1,579,014
2019	3,318,114	3,318,114
2020	12,311,938	12,311,938
2021	68,906,955	68,906,955

	86,657,201	86,657,201

At 31 December, details of the tax losses to be offset are as follows:

(In Euros)	31 Dec 2021	31 Dec 2020	31 Dec 2019
2015	46,561	46,561	46,561
2016	438,883	438,883	438,883
2017	55,736	55,736	55,736
2018	1,579,014	1,579,014	1,579,014
2019	3,318,114	3,318,114	3,318,114
2020	12,311,938	12,311,938	—
2021	68,906,955	—	—

Total	86,657,201	17,750,246	5,438,308